Document and Entity Information	Jul. 18, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 18, 2024
Entity Registrant Name	WNS (HOLDINGS) LIMITED
Entity Incorporation State Country Code	Y9
Entity File Number	001-32945
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	515 Madison Avenue, 8th Floor
Entity Address City Or Town	New York
Entity Address Postal Zip Code	10022
Entity Address State Or Province	NY
Country Region	91
City Area Code	22
Local Phone Number	6826-2100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary share, par value 10 pence per share
Trading Symbol	WNS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001356570
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	Gate 4, Godrej & Boyce Complex
Entity Address Address Line 2	Pirojshanagar
Entity Address Address Line 3	Vikhroli (W)
Entity Address City Or Town	Mumbai
Entity Address Country	IN
Entity Address Postal Zip Code	400 079